Nature of Operations and Continuance of Business Parentheticals (Details)	Jun. 10, 2011	May 31, 2011
Nature of Operations and Continuance of Business Parentheticals
Common stock held by the company in Metales HBG, S.A. de C.V. ("Metales"), a company organized under the laws of Mexico,	0.00%	99.00%
Common stock held by Homero Bustillos Gonzalez ("Gonzalez"), an individual resident of Mexico	0.00%	30.00%
Number of gold and solver mining concessions assigned to Metales by Gonzalez	8	0
Number of Hectares related to the "La Candelaria" property located in the town of Guachochi, state of Chihuahua, Mexico (the "Concessions")	800	0
The concessions in acres	1,976	0